Segment Reporting (Details) - Schedule of Revenues by Geographic Areas - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 14,973,048	$ 34,295,114
Percentage of Revenues	100.00%	100.00%
Mainland China [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 14,641,702	$ 33,524,738
Percentage of Revenues	98.00%	98.00%
Hong Kong and Taiwan [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 331,346	$ 761,136
Percentage of Revenues	2.00%	2.00%
Southeast Asia [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount		$ 9,240
Percentage of Revenues